Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
16.	DEBT
Short-term borrowings

[a]	Credit Facilities
On May 26, 2023, the Company extended the maturity date of its $800 million
364-day
syndicated revolving credit facility from June 24, 2023 to June 24, 2024. The facility can be drawn in U.S. dollars or Canadian dollars. The Company had not borrowed any funds under this credit facility as at December 31, 2023 and 2022.

[b]	Commercial Paper Program
The Company has a U.S. commercial paper program [the “U.S. Program”] and a euro-commercial paper program [the “euro-Program”]. Under the U.S. Program, the Company may issue U.S. commercial paper notes [“the U.S. notes”] up to a maximum aggregate amount of U.S. $2 billion. Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies. The U.S. notes and the euro notes are guaranteed by the Company’s existing global credit facility. As at December 31, 2023, $299 million of U.S. notes were outstanding, with a weighted average interest rate of 5.57% and $210 million of Euro notes were outstanding, with a weighted average interest rate of 4.02%. Maturities on amounts outstanding are less than three months. No amounts were outstanding as at December 31, 2022.
Long-term borrowings

[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2023	2022
Senior Notes [note 16 [c]]
$750 million Senior Notes due 2024 at 3.625%	$750	749
$650 million Senior Notes due 2025 at 4.150%	648	647
$300 million Senior Notes due 2026 at 5.980%	298	—
€600 million Senior Notes due 2027 at 1.500%	662	640
$750 million Senior Notes due 2030 at 2.450%	745	744
Cdn$350 million Senior Notes due 2031 at 4.950%	263	—
€550 million Senior Notes due 2032 at 4.375%	604	—
$500 million Senior Notes due 2033 at 5.500%	495	—
€550 million Senior Notes due 2023 at 1.900%	—	588
Bank term debt at a weighted average interest rate of 5.99% [2022 – 3.98%], denominated primarily in USD and Chinese Renminbi [note 16 [d]]	510	114
Government loans at a weighted average interest rate of 0.12% [2022 – 0.12%], denominated primarily in Canadian dollar and euro	8	8
Other	11	11

	4,994	3,501
Less due within one year	819	654

	$4,175	$2,847

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2024	$819
2025	693
2026	408
2027	666
2028	301
Thereafter	2,125

$5,012

[c]	During the first quarter of 2023, the Company issued the following Senior Notes:

	Issuance Date	Maturity Date

Cdn$350 million Senior Notes at 4.950%	March 10, 2023	January 31, 2031
€550 million Senior Notes at 4.375%	March 17, 2023	March 17, 2032
$300 million Senior Notes at 5.980%	March 21, 2023	March 21, 2026
$500 million Senior Notes at 5.500%	March 21, 2023	March 21, 2033
All of the Senior Notes pay a fixed rate of interest semi-annually except for the €550 million and €600 million Senior Notes which pay a fixed rate of interest annually. The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the Senior Notes in whole or in part at any time, at specified redemption prices determined in accordance with the terms of each of the respective indentures governing the Senior Notes.

[d]
On March 6, 2023, the Company entered into a syndicated, unsecured, delayed draw term loan [the “Term Loan”] with a
3-year
tranche of $800 million and
5-year
tranche of $600 million. During the second quarter of 2023, the Company drew $100 million from the
3-year
tranche and $300 million from the
5-year
tranche of the Term Loan. The amounts are drawn in advances of 1, 3 or
6-month
loans and may be rolled over until the end of the
3-
and
5-year
terms. The remaining balance of the facility was subsequently cancelled.

[e]
On April 27, 2023, the Company amended its $2.7 billion syndicated revolving credit facility, including to: (i) extend the maturity date from June 24, 2027 to June 24, 2028, and (ii) cancel the $150 million Asian tranche and allocate the equivalent amount to the Canadian tranche. The Company had limited borrowing under this credit facility. The facility also includes a $150 million Mexican tranche and a tranche for Canada, U.S. and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or Euros. As at December 31, 2023, there was no amount outstanding [2022—$1 million].

[f]	Interest expense, net includes:

	2023	2022
Interest expense
Current	$80	$25
Long-term	162	101

	242	126
Interest income	(86)	(45)

Interest expense, net	$156	$81

[g]	Interest paid in cash was $242 million for the year ended December 31, 2023 [2022 - $128 million].